10013102

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

William Slattery
Vice President
Listing Qualifications

Received SEC
JUN 24 2010
Washington, DC 20549

1-34784

By Electronic Mail Only

June 24, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 16, 2010 The Nasdaq Stock Market (the "Exchange") received from AutoNavi Holdings Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American depositary shares, each representing four ordinary shares
Ordinary shares, par value US$0.0001 per share *

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

** Application to be made not for trading, but only in connection with the registration of American depositary shares.*